Stock-Based Compensation - Assumptions Used in Options Pricing Model (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Average option life	7 years	7 years	6 years 8 months 12 days
Future dividend yield	4.55%	5.75%	4.28%
Historical share price volatility	0.41%	0.422%	0.347%
Weighted-average risk-free interest rate	4.50%	4.20%	3.90%